PORTFOLIO PROFILE

                                                       PIMCO All Asset Portfolio
                                                     Administrative Class Shares
                                                                February 2, 2004


                   This profile  summarizes key information about the Portfolio, which is a series of PIMCO Variable Insurance Trust, that is included in the Portfolio's Prospectus. This profile is intended for use in connection with a variable contract and is not intended for use by other investors. The Portfolio's Prospectus includes additional information about the Portfolio, including a more detailed description of the risks associated with investing in the Portfolio that you may want to consider before you invest. You may obtain the
              Prospectus and other information about the Portfolio at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


                                                               Logo: PIMCO FUNDS

WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

    The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE PORTFOLIO'S PRINCIPAL INVESTMENT STRATEGY?

    The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds. Though it is anticipated that the Portfolio will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Portfolio may invest in these Funds in the future, without the need for shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser. The Portfolio is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Portfolio may invest are called Underlying Funds in this Profile. The Portfolio invests in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Please see "Underlying Funds" below for information about their investment styles and primary investments.

    Research Affiliates, LLC, the Portfolio's asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Portfolio's assets broadly among the Underlying Funds.

    The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio's combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

    The Portfolio's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information.

    The Portfolio's asset allocation sub-adviser has the flexibility to reallocate the Portfolio's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    In addition to the Underlying Funds, the Portfolio may invest in additional PIMCO Funds created in the future at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval.

    Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE PORTFOLIO. Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Portfolio's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Portfolio's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Portfolio invests all of its assets in the Underlying Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Portfolio is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

    Among the principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect the Portfolio's net asset value, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in an Underlying Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: An Underlying Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

PIMCO ALL ASSET PORTFOLIO o ADMINISTRATIVE CLASS SHARES

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o   LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: An Underlying Fund's investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time consuming.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

UNDERLYING FUNDS

    The following provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


                         PIMCO ALL ASSET PORTFOLIO o ADMINISTRATIVE CLASS SHARES

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
                                                                                                                       NON-U.S.
                                                                                                                       DENOMINATED
                                     MAIN INVESTMENTS                            DURATION          CREDIT QUALITY(1)   SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION  MONEY MARKET         Money market instruments                    <90 days dollar-  Min 95% Prime 1;    0%
BOND FUNDS                                                                       - weighted        <5% Prime 2
                                                                                 average maturity  -
                --------------------------------------------------------------------------------------------------------------------
                SHORT TERM           Money market instruments and short          0-1 year          B to Aaa; max       0-5%
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION         Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                                                                                   10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION II      Short maturity fixed income securities      1-3 years         A to Aaa            0%
                                     with quality and non-U.S. issuer
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION III     Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                     with prohibitions onfirms engaged in                          10% below Baa
                                     socially sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE    GNMA                 Short and intermediate maturity mortgage-   1-7 years         Baa to Aaa; max     0%
DURATION                             related fixed income securities issued by                     10% below Aaa
BOND FUNDS                           the Government National Mortgage
                                     Association
                --------------------------------------------------------------------------------------------------------------------
                MODERATE DURATION    Short and intermediate maturity fixed       2-5 years         B to Aaa; max       0-20%
                                     income securities                                             10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities                                                    10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN II      Intermediate maturity fixed income          3-6 years         Baa to Aaa          0%
                                     securities with quality and non-U.S.
                                     issuer restrictions
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN III     Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities with prohibitions on firms                         10% below Baa
                                     engaged in socially sensitive practices
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Short and intermediate maturity mortgage-   1-7 years         Baa to Aaa; max     0%
                MORTGAGE             related fixed income securities                               10% below Aaa
                --------------------------------------------------------------------------------------------------------------------
                INVESTMENT GRADE     Corporate fixed income securities           3-7 years         B to Aaa; max       0-20%
                CORPORATE BOND                                                                     10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD           Higher yielding fixed income securities     2-6 years         B to Aaa; min       0-15%(3)
                                                                                                   80% below Baa
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED INCOME   Investment grade corporate, high yield      3-8 years         Max 10% below B     0-20%
                                     and emerging market fixed income
                                     securities
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION   LONG-TERM            Long-term maturity fixed income securities  >8 years          A to Aaa            0%
BOND FUNDS      U.S. GOVERNMENT                                                  -
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN     REAL RETURN          Inflation-indexed fixed income securities   +/- 2 years of    B to Aaa; max       0-20%
STRATEGY FUNDS                                                                   its Index         10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN II       Inflation-indexed fixed income securities   +/- 2 years of    Baa to Aaa          0%
                                     with quality and non-U.S. denominated       its Index
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN ASSET    Inflation-indexed fixed income securities   +/- 3 years of    B to Aaa; max       0-30%
                                                                                 its Index         20% below Baa
                --------------------------------------------------------------------------------------------------------------------
                COMMODITYREALRETURN  Commodity-linked derivatives backed by      0-10 years        B to Aaa; max       0-20%
                STRATEGY             a portfolio of inflation-indexed and other                    10% below Baa
                                     fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                REALESTATEREALRETURN Real estate-linked derivative instruments   0-10 years        B to Aaa; max       0-20%
                STRATEGY             backed by a portfolio of inflation-indexed                    10% below Baa
                                     and other fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT      SHORT DURATION       Short to intermediate maturity municipal    0-3 years         Baa to Aaa          0%
BOND FUNDS      MUNICIPAL INCOME     securities (exempt from federal income
                                     tax)
                --------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BOND       Intermediate to long-term maturity          3-10 years        Ba to Aaa; max      0%
                                     municipal securities (exempt from federal                     10% below Baa
                                     income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate maturity municipal securities  3-7 years         B to Aaa; max       0%
                INTERMEDIATE         (exempt from federal and California income                    10% below Baa
                MUNICIPAL BOND       tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from federal                     10% below Baa
                                     and California income tax)
                --------------------------------------------------------------------------------------------------------------------
                NEW YORK MUNICIPAL   Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                BOND                 municipal securities (exempt from federal                     10% below Baa
                                     and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   GLOBAL BOND          U.S. and non-U.S. intermediate maturity     3-7 years          B to Aaa; max      25-75%(4)
BOND FUNDS                           fixed income securities                                       10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND II       U.S. and hedged non-U.S. intermediate       3-7 years         B to Aaa; max       25-75%(4)
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND         Intermediate maturity hedged non-U.S.       3-7 years         B to Aaa; max       >80%(4)
                                     fixed income securities                                       10% below Baa       -
                --------------------------------------------------------------------------------------------------------------------
                EMERGING MARKETS     Emerging market fixed income securities     0-8 years         Max 15% below B     >80%(4)
                BOND                                                                                                   -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE     CONVERTIBLE          Convertible securities                      N/A               Caa to Aaa;         0-20%(4)
FUNDS                                                                                              max 40% below
                                                                                                   Baa and 10%
                                                                                                   below B
                --------------------------------------------------------------------------------------------------------------------
                EUROPEAN             European convertible securities             N/A               B to Aaa; max 30%   >80%(5)
                CONVERTIBLE                                                                        below Baa           -
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-RELATED  STOCKSPLUS           S&P 500 stock index derivatives backed by   0-1 year          B to Aaa; max       0-20%
FUNDS                                a portfolio of short-term fixed income                        10% below Baa
                                     securities
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS           S&P 500 stock index derivatives backed by   1-6 years         B to Aaa; max       0-20%
                TOTAL RETURN         a portfolio of short and intermediate                         10% below Baa
                                     maturity fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL        Non-U.S. equity derivatives backed by       1-6 years         B to Aaa; max       0-25%(6)
                STOCKSPLUS           a portfolio of fixed                                          10% below Baa
                TR STRATEGY          income securities
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.

(2)  Each Underlying Fund (except the California Intermediate Municipal Bond,
     California Municipal Bond, Long-Term U.S. Government, Low Duration II,
     Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S.
     dollar-denominated securities of non-U.S. issuers.

(3)  The percentage limitation relates to euro-denominated securities.

(4) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

(5) The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

(6)  Limitation with respect to the Underlying Fund's fixed income investments.
     The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.



                         PIMCO ALL ASSET PORTFOLIO o ADMINISTRATIVE CLASS SHARES

HOW HAS THE PORTFOLIO PERFORMED?

    The Portfolio measures its performance against two benchmarks. The Portfolio's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Portfolio's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

    The Portfolio does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Portfolio.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?

    These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Portfolio:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE

    ANNUAL PORTFOLIO OPERATING EXPENSES
    (expenses that are deducted from Portfolio assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.20%
SERVICE FEES                                   0.15%
OTHER EXPENSES1                                0.33%
UNDERLYING PORTFOLIO EXPENSES2                 0.60%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES      1.28%
EXPENSE REDUCTION3                            (0.08%)
NET PORTFOLIO OPERATING EXPENSES               1.20%

     1 "Other Expenses," which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses and pro rata Trustee fees.

     2 Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees." PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     3 PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce Total Annual Portfolio Operating Expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 1.20% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     EXAMPLE: The example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                 1 YEAR   3 YEARS
     ALL ASSET PORTFOLIO,
        ADMINISTRATIVE CLASS      $122     $381

UNDERLYING FUND FEES
    The Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.25%, respectively, based on the average daily net assets attributable to the Portfolio's Administrative Class shares. The Portfolio indirectly pays its proportionate share of the advisory and administrative fees PIMCO to the Underlying Funds in which the Portfolio invests.

    For the Portfolio, PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60%. The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Portfolio invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.


PIMCO ALL ASSET PORTFOLIO o ADMINISTRATIVE CLASS SHARES
                                                       -

    The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Portfolio invests in Institutional Class shares of the Underlying Funds, shareholders of the Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds.

 ANNUAL UNDERLYING FUND EXPENSES

     (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)

                                                                TOTAL FUND
                                         ADVISORY  OTHER        OPERATING
        UNDERLYING FUND                  FEES      EXPENSES(1)  EXPENSES
---------------------------------------------------------------------------
    California Intermediate
      Municipal Bond Fund                0.25%     0.24%        0.49%
---------------------------------------------------------------------------
    California Municipal Bond Fund       0.25      0.22         0.47
---------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund    0.49      0.25         0.74
---------------------------------------------------------------------------
    Convertible Fund                     0.40      0.27         0.67
---------------------------------------------------------------------------
    Diversified Income Fund              0.45      0.42         0.87
---------------------------------------------------------------------------
    Emerging Markets Bond Fund           0.45      0.42         0.87
---------------------------------------------------------------------------
    European Convertible Fund            0.50      0.25         0.75
---------------------------------------------------------------------------
    Foreign Bond Fund                    0.25      0.25         0.50
-----------------------------------------------------------------------
    Global Bond Fund                     0.25      0.31         0.56
---------------------------------------------------------------------------
    Global Bond II Fund                  0.25      0.32         0.57
---------------------------------------------------------------------------
    GNMA Fund                            0.25      0.25         0.50
---------------------------------------------------------------------------
    High Yield Fund                      0.25      0.25         0.50
---------------------------------------------------------------------------
    International StocksPLUS TR
      Strategy Fund                      0.55      0.86         0.85(2)
---------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund 0.25      0.26         0.51
---------------------------------------------------------------------------
    Long-Term U.S. Government Fund       0.25      0.25         0.50
---------------------------------------------------------------------------
    Low Duration Fund                    0.25      0.18         0.43
---------------------------------------------------------------------------
    Low Duration Fund II                 0.25      0.25         0.50
---------------------------------------------------------------------------
    Low Duration Fund III                0.25      0.25         0.50
---------------------------------------------------------------------------
    Moderate Duration Fund               0.25      0.20         0.45
---------------------------------------------------------------------------
    Money Market Fund                    0.15      0.20         0.35
---------------------------------------------------------------------------
    Municipal Bond Fund                  0.25      0.24         0.49
---------------------------------------------------------------------------
    New York Municipal Bond Fund         0.25      0.23         0.48
---------------------------------------------------------------------------
    Real Return Fund                     0.25      0.22         0.47
---------------------------------------------------------------------------
    Real Return Fund II                  0.25      0.21         0.46
---------------------------------------------------------------------------
    Real Return Asset Fund               0.40      0.25         0.65
---------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund   0.49      0.88         0.74(3)
---------------------------------------------------------------------------
    Short Duration Municipal Income Fund 0.20      0.19         0.39
---------------------------------------------------------------------------
    Short Term Fund                      0.25      0.20         0.45
---------------------------------------------------------------------------
    StocksPLUS Fund                      0.40      0.25         0.65
---------------------------------------------------------------------------
    StocksPLUS Total Return Fund         0.49      0.25         0.74
---------------------------------------------------------------------------
    Total Return Fund                    0.25      0.18         0.43
---------------------------------------------------------------------------
    Total Return Fund II                 0.25      0.25         0.50
---------------------------------------------------------------------------
    Total Return Fund III                0.25      0.25         0.50
---------------------------------------------------------------------------
    Total Return Mortgage Fund           0.25      0.25         0.50
---------------------------------------------------------------------------

(1) "Other Expenses" includes administrative fees and other expenses (e.g., organizational expenses, interest expense and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS Municipal-Backed Funds, "Other Expenses" is based on estimated amounts for the initial fiscal year of each Fund's Institutional Class shares and includes each Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.



WHO IS THE PORTFOLIO'S INVESTMENT ADVISER?

   PIMCO, a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Portfolio. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

   Photo of: Robert D. Arnott

   PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-adviser to the Portfolio. Research Affiliates, LLC was organized in March 2002 and is located at 800 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

   The Portfolio's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Mr. Arnott is also Chairman of First Quadrant, L.P. He has managed the All Asset Portfolio since its inception in April 2003.




Logo: PIMCO Funds

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com



PIMCO ALL ASSET PORTFOLIO o ADMINISTRATIVE CLASS SHARES

                                                               Portfolio Profile

                                                       PIMCO All Asset Portfolio
                                                      Institutional Class Shares
                                                                February 2, 2004





                    This profile summarizes key information about the Portfolio, which is a series of PIMCO Variable Insurance Trust, that is included in the Portfolio's Prospectus. This profile is intended for use in connection with a variable contract and is not intended for use by other investors. The Portfolio's Prospectus includes additional information about the Portfolio, including a more detailed description of the risks associated with investing in the Portfolio that you may want to consider before you invest. You may obtain the
              Prospectus and other information about the Portfolio at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.



                                                               Logo: PIMCO FUNDS

WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

    The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE PORTFOLIO'S PRINCIPAL INVESTMENT STRATEGY?

    The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds. Though it is anticipated that the Portfolio will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Portfolio may invest in these Funds in the future, without the need for shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser. The Portfolio is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Portfolio may invest are called Underlying Funds in this Profile. The Portfolio invests in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Please see "Underlying Funds" below for information about their investment styles and primary investments.

    Research Affiliates, LLC, the Portfolio's asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Portfolio's assets broadly among the Underlying Funds.

    The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio's combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

    The Portfolio's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information.

    The Portfolio's asset allocation sub-adviser has the flexibility to reallocate the Portfolio's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    In addition to the Underlying Funds, the Portfolio may invest in additional PIMCO Funds created in the future at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval.

    Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE PORTFOLIO. Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Portfolio's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Portfolio's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Portfolio invests all of its assets in the Underlying Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Portfolio is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

    Among the principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect the Portfolio's net asset value, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in an Underlying Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: An Underlying Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (liquidity risk).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

PIMCO ALL ASSET PORTFOLIO o INSTITUTIONAL CLASS SHARES

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: An Underlying Fund's investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time consuming.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

UNDERLYING FUNDS

    The following provides a general description of the investment objectives, main investments and other information about the Underlying Funds.



                          PIMCO ALL ASSET PORTFOLIO o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                                       DENOMINATED
                                     MAIN INVESTMENTS                            DURATION          CREDIT QUALITY(1)   SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION  MONEY MARKET         Money market instruments                    <90 days dollar-  Min 95% Prime 1;    0%
BOND FUNDS                                                                       - weighted        <5% Prime 2
                                                                                 average maturity  -
------------------------------------------------------------------------------------------------------------------------------------
                SHORT TERM           Money market instruments and short          0-1 year          B to Aaa; max       0-5%
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION         Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                                                                                   10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION II      Short maturity fixed income securities      1-3 years         A to Aaa            0%
                                     with quality and non-U.S. issuer
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION III     Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%
                                     with prohibitions on firms engaged in                         10% below Baa
                                     socially sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE    GNMA                 Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
DURATION                             mortgage-related fixed income securities                      10% below Aaa
BOND FUNDS                           issued by the Government National
                                     Mortgage Association
                --------------------------------------------------------------------------------------------------------------------
                MODERATE DURATION    Short and intermediate maturity fixed       2-5 years         B to Aaa; max       0-20%
                                     income securities                                             10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities                                                    10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN II      Intermediate maturity fixed income          3-6 years         Baa to Aaa          0%
                                     securities with quality and non-U.S.
                                     issuer restrictions
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN III     Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%
                                     securities with prohibitions on firms                         10% below Baa
                                     engaged in socially sensitive practices
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
                MORTGAGE             mortgage-related fixed income securities                      10% below Aaa
                --------------------------------------------------------------------------------------------------------------------
                INVESTMENT GRADE     Corporate fixed income securities           3-7 years         B to Aaa; max       0-20%
                CORPORATE BOND                                                                     10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD           Higher yielding fixed income securities     2-6 years         B to Aaa; min       0-15%(3)
                                                                                                   80% below Baa
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED INCOME   Investment grade corporate, high yield      3-8 years         Max 10% below B     0-20%
                                     and emerging market fixed income
                                     securities
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION   LONG-TERM            Long-term maturity fixed income securities  >8 years          A to Aaa            0%
BOND FUNDS      U.S. GOVERNMENT                                                  -
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN     REAL RETURN          Inflation-indexed fixed income securities   +/- 2 years       B to Aaa; max       0-20%
STRATEGY FUNDS                                                                   of its Index      10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN II       Inflation-indexed fixed income securities   +/- 2 years       Baa to Aaa          0%
                                     with quality and non-U.S. denominated       of its Index
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN ASSET    Inflation-indexed fixed income securities   +/- 3 years       B to Aaa; max       0-30%
                                                                                 of its Index      20% below Baa
                --------------------------------------------------------------------------------------------------------------------
                COMMODITYREALRETURN  Commodity-linked derivatives backed by      0-10 years        B to Aaa; max       0-20%
                STRATEGY             a portfolio of inflation-indexed and                          10% below Baa
                                     other fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                REALESTATEREALRETURN Real estate-linked derivative instruments   0-10 years        B to Aaa; max       0-20%
                STRATEGY             backed by a portfolio of inflation-indexed                    10% below Baa
                                     and other fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT      SHORT DURATION       Short to intermediate maturity municipal    0-3 years         Baa to Aaa          0%
BOND FUNDS      MUNICIPAL INCOME     securities (exempt from federal
                                     income tax)
                --------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BOND       Intermediate to long-term maturity          3-10 years        Ba to Aaa; max      0%
                                     municipal securities (exempt from                             10% below Baa
                                     federal income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate maturity municipal securities  3-7 years         B to Aaa; max       0%
                INTERMEDIATE         (exempt from federal and California                           10% below Baa
                MUNICIPAL BOND       income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from federal                     10% below Baa
                                     and California income tax)
                --------------------------------------------------------------------------------------------------------------------
                NEW YORK MUNICIPAL   Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                BOND                 municipal securities (exempt from federal                     10% below Baa
                                     and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   GLOBAL BOND          U.S. and non-U.S. intermediate maturity     3-7 years         B to Aaa; max       25-75%(4)
BOND FUNDS                           fixed income securities                                       10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND II       U.S. and hedged non-U.S. intermediate       3-7 years         B to Aaa; max       25-75%(4)
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND         Intermediate maturity hedged non-U.S.       3-7 years         B to Aaa; max       >80%(4)
                                     fixed income securities                                       10% below Baa       -
                --------------------------------------------------------------------------------------------------------------------
                EMERGING MARKETS     Emerging market fixed income securities     0-8 years         Max 15% below B     >80%(4)
                BOND                                                                                                   -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE     CONVERTIBLE          Convertible securities                      N/A               Caa to Aaa;         0-20%(4)
FUNDS                                                                                              max 40% below
                                                                                                   Baa and 10% below B
                --------------------------------------------------------------------------------------------------------------------
                EUROPEAN             European convertible securities             N/A               B to Aaa; max 30%   >80%(5)
                CONVERTIBLE                                                                        below Baa           -
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-RELATED  STOCKSPLUS           S&P 500 stock index derivatives backed      0-1 year          B to Aaa; max       0-20%
FUNDS                                by a portfolio of short-term fixed income                     10% below Baa
                                     securities
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS           S&P 500 stock index derivatives backed      1-6 years         B to Aaa; max       0-20%
                TOTAL RETURN         by a portfolio of short and intermediate                      10% below Baa
                                     maturity fixed income securities
                --------------------------------------------------------------------------------------------------------------------
                INTERNATIONAL        Non-U.S. equity derivatives backed          1-6 years         B to Aaa; max       0-25%(6)
                STOCKSPLUS           by a portfolio of fixed income securities                     10% below Baa
                TR STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to euro-denominated securities.
(4) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5) The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(6) Limitation with respect to the Underlying Fund's fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.


                          PIMCO ALL ASSET PORTFOLIO o INSTITUTIONAL CLASS SHARES

HOW HAS THE PORTFOLIO PERFORMED?

    The Portfolio measures its performance against two benchmarks. The Portfolio's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Portfolio's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

    The Portfolio does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Portfolio.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?

    These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the
    Portfolio:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE

    ANNUAL PORTFOLIO OPERATING EXPENSES
    (expenses that are deducted from Portfolio assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.20%
SERVICE FEES                                    NONE
OTHER EXPENSES1                                0.33%
UNDERLYING FUND EXPENSES2                      0.60%
TOTAL ANNUAL FUND OPERATING EXPENSES           1.13%
EXPENSE REDUCTION3                            (0.08%)
NET FUND OPERATING EXPENSES                    1.05%

    1 "Other Expenses," which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses and pro rata Trustee fees.

    2 Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees." PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    3 PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce Total Annual Portfolio Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 1.05% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.


                                 1 YEAR   3 YEARS
   ALL ASSET PORTFOLIO,
     INSTITUTIONAL CLASS           $87     $357

UNDERLYING FUND FEES

    The Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.25%, respectively, based on the average daily net assets attributable to the Portfolio's Institutional Class shares. The Portfolio indirectly pays its proportionate share of the advisory fees charged by PIMCO to the Underlying Funds in which the Portfolio invests.

    For the Portfolio, PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60%. The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Portfolio invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.


PIMCO ALL ASSET PORTFOLIO o INSTITUTIONAL CLASS SHARES

    The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Portfolio invests in Institutional Class shares of the Underlying Funds, shareholders of the Portfolio indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds.

ANNUAL UNDERLYING FUND EXPENSES
    (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)
                                                                TOTAL FUND
                                ADVISORY        OTHER           OPERATING
    UNDERLYING FUND             FEES            EXPENSES(1)     EXPENSES
-----------------------------------------------------------------------------
    California Intermediate
      Municipal Bond Fund       0.25%           0.24%           0.49%
-----------------------------------------------------------------------------
    California Municipal Bond
      Fund                      0.25            0.22            0.47
-----------------------------------------------------------------------------
    CommodityRealReturn
      Strategy Fund             0.49            0.25            0.74
-----------------------------------------------------------------------------
    Convertible Fund            0.40            0.27            0.67
-----------------------------------------------------------------------------
    Diversified Income Fund     0.45            0.42            0.87
-----------------------------------------------------------------------------
    Emerging Markets Bond Fund  0.45            0.42            0.87
-----------------------------------------------------------------------------
    European Convertible Fund   0.50            0.25            0.75
-----------------------------------------------------------------------------
    Foreign Bond Fund           0.25            0.25            0.50
-----------------------------------------------------------------------------
    Global Bond Fund            0.25            0.31            0.56
-----------------------------------------------------------------------------
    Global Bond II Fund         0.25            0.32            0.57
-----------------------------------------------------------------------------
    GNMA Fund                   0.25            0.25            0.50
-----------------------------------------------------------------------------
    High Yield Fund             0.25            0.25            0.50
-----------------------------------------------------------------------------
    International StocksPLUS
      TR Fund                   0.55            0.86            0.85(2)
-----------------------------------------------------------------------------
    Investment Grade Corporate
      Bond Fund                 0.25            0.26            0.51
-----------------------------------------------------------------------------
    Long-Term U.S. Government
      Fund                      0.25            0.25            0.50
-----------------------------------------------------------------------------
    Low Duration Fund           0.25            0.18            0.43
-----------------------------------------------------------------------------
    Low Duration Fund II        0.25            0.25            0.50
-----------------------------------------------------------------------------
    Low Duration Fund III       0.25            0.25            0.50
-----------------------------------------------------------------------------
    Moderate Duration Fund      0.25            0.20            0.45
-----------------------------------------------------------------------------
    Money Market Fund           0.15            0.20            0.35
-----------------------------------------------------------------------------
    Municipal Bond Fund         0.25            0.24            0.49
-----------------------------------------------------------------------------
    New York Municipal Bond
      Fund                      0.25            0.23            0.48
-----------------------------------------------------------------------------
    Real Return Fund            0.25            0.22            0.47
-----------------------------------------------------------------------------
    Real Return Fund II         0.25            0.21            0.46
-----------------------------------------------------------------------------
    Real Return Asset Fund      0.40            0.25            0.65
-----------------------------------------------------------------------------
    RealEstateRealReturn
      Strategy Fund             0.49            0.88            0.74(3)
-----------------------------------------------------------------------------
    Short Duration Municipal
      Income Fund               0.20            0.19            0.39
-----------------------------------------------------------------------------
    Short Term Fund             0.25            0.20            0.45
-----------------------------------------------------------------------------
    StocksPLUS Fund             0.40            0.25            0.65
-----------------------------------------------------------------------------
    StocksPLUS Total Return
      Fund                      0.49            0.25            0.74
-----------------------------------------------------------------------------
    Total Return Fund           0.25            0.18            0.43
-----------------------------------------------------------------------------
    Total Return Fund II        0.25            0.25            0.50
-----------------------------------------------------------------------------
    Total Return Fund III       0.25            0.25            0.50
-----------------------------------------------------------------------------
    Total Return Mortgage Fund  0.25            0.25            0.50
-----------------------------------------------------------------------------

(1) "Other Expenses" includes administrative fees and other expenses (e.g., organizational expenses, interest expense and pro rata trustee fees) attributable to the Institutional Class shares. For the International StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS Municipal-Backed Funds, "Other Expenses" is based on estimated amounts for the initial fiscal year of each Fund's Institutional Class shares and includes each Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


WHO IS THE PORTFOLIO'S INVESTMENT ADVISER?

    PIMCO, a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Portfolio. PIMCO is an investment management company founded in 1971, and had over $373.8 billion in assets under management as of December 31, 2003. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub- adviser to the Portfolio. Research Affiliates, LLC was organized in March 2002 and is located at 800
    E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

    Photo of: Robert D. Arnott

    The Portfolio's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Mr. Arnott is also Chairman of First Quadrant, L.P. He has managed the All Asset Portfolio since its inception in April 2003.




Logo: PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com



PIMCO ALL ASSET PORTFOLIO o INSTITUTIONAL CLASS SHARES